Significant events after the balance sheet date (Details) - DKK (kr)						12 Months Ended
	Jan. 27, 2021	Jun. 22, 2020	Mar. 26, 2020	Sep. 05, 2019	Mar. 20, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant events after the balance sheet date
Proceeds from issuance of shares		kr 655,000,000	kr 136,500,000	kr 545,600,000	kr 85,600,000	kr 791,503,000	kr 645,145,000	kr 0
New shares subscribed through private issue
Significant events after the balance sheet date
Shares issued	kr 3,600,841
Proceeds from issuance of shares	kr 749,000,000